Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of the related party loan activity
($ in thousands)	2012	2011

Balance, January 1	$-	$344
New Loans	-	-
Repayments	-	(344)
Other changes	-	-

Balance, December 31	$-	$-